WIRELESS MAINGATE AB Schedule of the Components of Acquired Intangible Assets Subject to Amortization (Details) - Wireless Maingate [Member] $ in Thousands	Jan. 16, 2015 USD ($)
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 50,231
Brand [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Finite-lived Intangible Assets Acquired	$ 4,820
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Finite-lived Intangible Assets Acquired	$ 34,571
Existing Technology [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Finite-lived Intangible Assets Acquired	$ 3,411
In-process research and development [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years
Finite-lived Intangible Assets Acquired	$ 7,429